Accounts Receivable and Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts and Other Receivables [Line Items]
Accounts receivable	$ 47,144	293,710		149,745
Allowance for doubtful debts	(55)	(341)	(341)	(2,121)	(2,453)
Accounts receivable (net of allowance for doubtful accounts of RMB2,121 and RMB341 (US$55) as of December 31, 2011 and 2012, respectively)	$ 47,089	293,369		147,624